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The Hartford International Value Fund
The Hartford International Value Fund

JUNE 26, 2017

SUPPLEMENT TO

INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED MAY 11, 2017

(THE HARTFORD MUTUAL FUNDS, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

Effective immediately, under the headings “The Hartford International Value Fund Summary Section – Principal Investment Strategy” and “Additional Information Regarding Investment Strategies and Risks – International Value Fund,” the first sentence is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities of foreign issuers, including non-dollar securities and securities of emerging market issuers.

Effective immediately, under the heading “The Hartford International Value Fund Summary Section – Principal Risks,” the following is added after “Mid Cap and Small Cap Securities Risk”:
Regional/Country Focus Risk - To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.